Cash and Cash Equivalents - Summary of Restricted Cash Included in Cash and Cash Equivalents (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Cash And Cash Equivalents [Abstract]
Credit card deposits	₩ 20